Long-Term Debt - Schedule of Notes Payable (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less: Current portion of notes payable	$ (5,488)	$ (4,800)
Long-term Debt, Gross	541,940	475,200
Less: debt issuance costs	(16,110)	(18,455)
Notes payable, net of current portion	525,830	456,745
Term Loan Three
Debt Instrument [Line Items]
Notes Payable	168,174	$ 480,000
Term Loan 4
Debt Instrument [Line Items]
Notes Payable	294,263
Delayed Draw Term Loans
Debt Instrument [Line Items]
Notes Payable	$ 84,991